ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY (Schedule of Parent Company Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 67,437	$ 59,652	$ 73,634	$ 112,734
Other current assets	25,620	20,437
Total current assets	249,876	275,104
Non-current assets
TOTAL ASSETS	395,597	402,791
Current liabilities:
Accrued expenses and other current liabilities	11,498	10,883
Total liabilities	126,725	111,448
Equity
Ordinary Shares ($0.001 par value; 900,000,000 shares authorized in 2013 and 2014; 127,662,057 shares and 127,662,057 shares issued as of December 31, 2013 and 2014, respectively; 119,134,135 shares and 119,942,413 shares outstanding as of December 31, 2013 and 2014, respectively)	128	128
Additional paid-in capital	323,167	313,912
Treasury stock (8,527,922 and 7,719,644 shares as of December 31, 2013 and 2014, respectively)	(9,236)	(9,860)
Accumulated deficits	(110,519)	(84,411)
Accumulated other comprehensive income	33,815	40,229
Total equity	268,872	291,343	239,435	270,058
TOTAL LIABILITIES AND EQUITY	395,597	402,791
AirMedia Group Inc. [Member]
Current assets:
Cash and cash equivalents	2,029	14	196	2,391
Due from subsidiaries	178,347	181,245
Other current assets	556	335
Total current assets	180,932	181,594
Non-current assets
Investments in subsidiaries	71,023	93,416
TOTAL ASSETS	251,955	275,010
Current liabilities:
Amount due to subsidiaries	3,135	3,652
Accrued expenses and other current liabilities	84	392
Total liabilities	3,219	4,044
Equity
Ordinary Shares ($0.001 par value; 900,000,000 shares authorized in 2013 and 2014; 127,662,057 shares and 127,662,057 shares issued as of December 31, 2013 and 2014, respectively; 119,134,135 shares and 119,942,413 shares outstanding as of December 31, 2013 and 2014, respectively)	128	128
Additional paid-in capital	323,167	313,912
Treasury stock (8,527,922 and 7,719,644 shares as of December 31, 2013 and 2014, respectively)	(9,236)	(9,860)
Accumulated deficits	(99,138)	(73,443)
Accumulated other comprehensive income	33,815	40,229
Total equity	248,736	270,966	241,876	272,148
TOTAL LIABILITIES AND EQUITY	$ 251,955	$ 275,010